INCOME TAXES - Deferred Tax Items Recovered Directly in Equity (Details) $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Income Taxes [Abstract]
Change in fair value of net investment hedges	$ 2	$ 3
Remeasurements of defined benefit asset or liability	3	(5)
Deferred tax items recovered directly in equity	5	(2)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2,338	2,246			$ 2,754
Unrecognized deferred tax asset	0	27
Benefit of loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	(710)	(450)			$ (385)
Benefit of loss carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised			$ 1.8	$ 1.2
Benefit of loss carryforwards | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 40	$ 42